Pension and Postretirement Benefits - Schedule of Results of Sensitivity Analysis of Postretirement Benefit Obligations (Detail) (Other postretirement benefit obligations [Member], USD $)
In Thousands, unless otherwise specified
12 Months Ended
Dec. 31, 2012
Other postretirement benefit obligations [Member]
Annual effect of 1% point increase in healthcare cost trend on:
Service and interest cost components	$ 1,203
Accumulated postretirement benefit obligation	8,541
Annual effect of 1% point decrease in healthcare cost trend on:
Service and interest cost components	(886)
Accumulated postretirement benefit obligation	$ (6,782)